Operations By Reporting Segment And Geographic Area (Summary of Total Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 6,927	$ 7,029
Capital Expenditures	387	348	251
Depreciation and amortization	289	284	333
Powertrain [Member]
Segment Reporting Information [Line Items]
Total Assets	3,116	3,003
Capital Expenditures	280	261	174
Depreciation and amortization	167	159	187
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets	3,242	3,208
Capital Expenditures	86	68	58
Depreciation and amortization	99	102	119
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	6,358	6,211
Capital Expenditures	366	329	232
Depreciation and amortization	266	261	306
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	517	760
Capital Expenditures	16	14	18
Depreciation and amortization	21	21	23
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	52	58
Capital Expenditures	5	5	1
Depreciation and amortization	$ 2	$ 2	$ 4